Summary of changes in share options relating to ordinary shares granted (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options, Beginning Balance	117,877	133,079
Weighted average exercise price, Beginning Balance	$ 8.0	$ 8.0
Weighted average remaining contractual life, Outstanding	7 years 4 months 24 days	8 years 4 months 24 days	9 years 4 months 24 days
Aggregate intrinsic value, Beginning Balance
Number of share options, Granted
Weighted average exercise price, Granted
Number of share options , Exercised
Weighted average exercise price, Exercised
Number of share options , Canceled/forfeited	(10,374)	(15,202)
Weighted average exercise price Canceled/forfeited	$ 8.0	$ 8.0
Number of share options , Ending Balance	107,503	117,877	133,079
Weighted average exercise price, Ending Balance	$ 8.0	$ 8.0	$ 8.0
Aggregate intrinsic value, Ending Balance
Number of share options, Vested and exercisable	53,752
Weighted average exercise price,Vested and exercisable	$ 8.0
Weighted average remaining contractual life, Vested and exercisable	7 years 4 months 24 days
Aggregate intrinsic value,Vested and exercisable
Number of share options , Vested and expected to vest	105,001
Weighted average exercise price, Vested and expected to vest	$ 8.0
Weighted average remaining contractual life, Vested and expected to vest	7 years 4 months 24 days
Aggregate intrinsic value, Vested and expected to vest